Consolidated Statements of Changes in Shareholders' Equity $ in Millions	Common Stock [Member] GBP (£) shares	Deferred Stock [Member] GBP (£) shares	Additional Paid-in Capital [Member] GBP (£)	Retained Earnings [Member] GBP (£)	USD ($)	GBP (£)
Balance at Dec. 31, 2021	£ 195,476		£ 16,710,757	£ (33,465,282)		£ (16,559,049)
Balance, shares at Dec. 31, 2021 | shares	390,952
Share-based compensation expense			1,123,250			1,123,250
Issuance of ordinary shares, net of issuance costs	£ 202,017		16,597,811			16,799,828
Balance, shares | shares	559,006
Redesignation of nominal value to deferred shares	£ (397,398)	397,398
Adjustments to convert from IFRS to GAAP				280,837		280,837
Net loss				(1,313,601)		(1,313,601)
Balance at Dec. 31, 2022	£ 95	£ 397,398	34,431,818	(34,498,046)		331,265
Balance, shares at Dec. 31, 2022 | shares	949,958	794,955
Share-based compensation expense			444,459			444,459
Issuance of ordinary shares, net of issuance costs	£ 1,962		5,231,151			5,233,113
Balance, shares | shares	19,620,130
Net loss				(5,906,953)		(5,906,953)
Reclassification of warrants to equity			1,550,367			1,550,367
Issuance of warrants			1,032,979			1,032,979
Balance at Dec. 31, 2023	£ 2,057	£ 397,398	42,690,774	(40,404,999)		2,685,230
Balance, shares at Dec. 31, 2023 | shares	20,570,088	794,955
Issuance of ordinary shares, net of issuance costs	£ 28,751		762,972			791,723
Balance, shares | shares	287,504,353
Net loss				(12,154,030)	$ (15.3)	(12,154,030)
Share-based compensation expense			1,013,788			1,013,788
Issuance of shares in connection with exercise of warrants, net of issuance costs	£ 168,341		10,504,571			10,672,912
Balance, shares | shares	1,683,404,000
Ordinary shares issued in connection with stock dividend	£ 55,933		(55,933)
Balance, shares | shares	559,329,010
Balance at Dec. 31, 2024	£ 255,082	£ 397,398	£ 54,916,172	£ (52,559,029)	$ 3.8	£ 3,009,623
Balance, shares at Dec. 31, 2024 | shares	2,550,807,451	794,955